PIMCO Funds

Supplement dated January 9, 2019 to the Real Return Strategy Funds Prospectus

dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund (each, a “Fund,” and collectively, the “Funds”)

Effective immediately, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Sharenow is an Executive Vice President of PIMCO. Mr. Worah has managed the Fund since December 2007, Mr. Johnson has managed the Fund since January 2015, Mr. Sharenow has managed the Fund since November 2018, and Mr. Rodosky has managed the Fund since January 2019.

In addition, effective immediately, the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and he has managed the Fund since its inception in August 2011. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Johnson has managed the Fund since January 2015, and Mr. Rodosky has managed the Fund since January 2019.

In addition, effective immediately, the PIMCO Long-Term Real Return Fund is jointly and primarily managed by Mihir Worah and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mihir Worah and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and he has managed the Fund since December 2007. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Fund since January 2019.

In addition, effective immediately, the PIMCO Real Return Fund is jointly and primarily managed by Mihir Worah and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mihir Worah and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and he has managed the Fund since December 2007. Mr. Rodosky is a Managing Director of PIMCO, and he has managed the Fund since January 2019.

In addition, effective immediately, the PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO. Messrs. Johnson and Rodosky are Managing Directors of PIMCO. Mr. Worah has managed the Fund since December 2007, Mr. Johnson has managed the Fund since January 2015, and Mr. Rodosky has managed the Fund since January 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO RealEstateRealReturn Strategy	Nicholas J. Johnson	5/10* 1/15 1/15 1/15

Managing Director, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy®	Greg E. Sharenow	1/15 11/18

Executive Vice President, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Stephen Rodosky	1/19 1/19 1/19 1/19 1/19	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Mihir Worah	12/07 8/11* 12/07 12/07 12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated January 9, 2019 to the

Statement of Additional Information dated July 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation

Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund

and PIMCO RealEstateRealReturn Strategy Fund

Effective immediately, (i) the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky; (ii) the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky; (iii) the PIMCO Long-Term Real Return Fund is jointly and primarily managed by Mihir Worah and Stephen Rodosky; (iv) the PIMCO Real Return Fund is jointly and primarily managed by Mihir Worah and Stephen Rodosky; and (v) the PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective January 9, 2019, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson, Greg Sharenow and Stephen Rodosky; the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky; the PIMCO Long-Term Real Return Fund is jointly and primarily managed by Mihir Worah and Stephen Rodosky; the PIMCO Real Return Fund is jointly and primarily managed by Mihir Worah and Stephen Rodosky; and the PIMCO RealEstateRealReturn Strategy Fund is jointly and primarily managed by Mihir Worah, Nicholas J. Johnson and Stephen Rodosky.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

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